GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 99.07%
	Exchange Traded Funds - 81.68%
184,248	Global X US Preferred ETF (a)	$4,329,828
20,884	Invesco S&P 500 Quality ETF	739,502
162,450	iShares 0-5 Year High Yield Corporate Bond ETF	6,967,480
63,484	iShares Broad USD High Yield Corporate Bond ETF (a)	2,426,358
26,751	iShares Currency Hedged MSCI Eurozone ETF (a)	752,773
204,412	iShares Emerging Markets Dividend ETF (a)	6,402,183
20,687	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	2,782,402
183,813	iShares International Select Dividend ETF	4,617,383
74,816	iShares Preferred & Income Securities ETF	2,591,626
58,960	iShares Select Dividend ETF (a)	4,759,251
86,404	Schwab US Dividend Equity ETF (a)	4,471,407
99,239	SPDR Portfolio Aggregate Bond ETF	3,062,516
89,985	SPDR Portfolio Long Term Corporate Bond ETF	2,852,525
37,562	SPDR Portfolio S&P 500 High Dividend ETF	1,046,102
72,965	SPDR Portfolio Short Term Corporate Bond ETF	2,286,723
33,544	SPDR S&P Global Dividend ETF (a)	1,767,034
32,189	SPDR S&P Global Infrastructure ETF	1,408,591
189,054	SPDR S&P International Dividend ETF	6,263,360
30,338	Vanguard Emerging Markets Government Bond ETF	2,359,083
52,217	Vanguard Global ex-U.S. Real Estate ETF	2,436,445
56,643	Vanguard High Dividend Yield ETF (a)	4,462,336
8,034	Vanguard Intermediate-Term Corporate Bond ETF	764,355
54,443	Vanguard Long-Term Treasury ETF	5,449,743
75,800	Vanguard Mortgage-Backed Securities ETF	4,121,246
21,819	Vanguard Real Estate ETF (a)	1,713,446
5,666	Vanguard Utilities ETF (a)	700,714
2,355	Vanguard S&P 500 ETF (a)	667,478
53,042	WisdomTree US LargeCap Dividend Fund (a)	4,926,541
180,319	WisdomTree U.S. SmallCap Dividend Fund (a)	3,819,156
		90,947,587
	Mutual Funds - 17.39%
348,212	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	3,433,368
228,250	Loomis Sayles Global Allocation Fund - Class Y	5,624,088
401,961	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	3,730,196
1,172,996	Vanguard High-Yield Corporate Fund - Admiral Shares	6,580,509
		19,368,161
	Total Investment Companies (Cost $105,481,985)	110,315,748

	SHORT TERM INVESTMENTS - 0.93%
	Money Market Funds - 0.93%
1,035,891	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (b)	1,035,891
	Total Short Term Investments (Cost $1,035,891)	1,035,891

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 18.25%
	Investments Purchased with Proceeds from Securities Lending - 18.25%
20,322,216	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (b)	20,322,216
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $20,322,216)	20,322,216

	Total Investments (Cost $126,840,092) - 118.25%	131,673,855
	Liabilities in Excess of Other Assets - (18.25)%	(20,324,659)
	TOTAL NET ASSETS - 100.00%	$111,349,196

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2020.